Label	Element	Value
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000810305_SupplementTextBlock

August 1, 2017

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

-          DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND

-          (Class A Shares)

-

Supplement to Summary and Statutory Prospectuses

Dated August 1, 2017

Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
Expense [Heading]	rr_ExpenseHeading	Effective on or about October 4, 2017, the following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” and “Shareholder Guide – Choosing a Share Class” in the fund’s statutory prospectus:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows.

	Total Sales Load--Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $100,000	2.50%	2.56
$100,000 to less than $250,000	1.50	1.52
$250,000 or more	-0-	-0-
No sales charge applies on investments of $250,000 or more, but a CDSC of 0.75% may be imposed on certain redemptions of such shares within 18 months of the date of purchase.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No sales charge applies on investments of $250,000 or more, but a CDSC of 0.75% may be imposed on certain redemptions of such shares within 18 months of the date of purchase.